Income And Other Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Income And Other Taxes [Abstract]
Percentage of distribution of earnings to elect as REIT	100.00%
Built-in gains period (in years)	10
Minimum percentage of distribution of REIT taxable income	90.00%
Provision for federal and state income taxes benefit/expense	$ 700,000	$ 300,000	$ 700,000
State and local taxes	800,000	1,100,000	800,000
Foreign income tax expenses	$ 20,000	$ 100,000	$ 100,000